Deposits - Schedule of Maturities of Time Deposits (Details) (USD $)	Dec. 31, 2013
Banking and Thrift [Abstract]
2014	$ 123,033,618
2015	44,658,161
2016	19,921,167
2017	16,313,960
2018 and thereafter	6,243,743
Total	$ 210,170,649